NOTE 20 EQUITY (Details 4)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Weighted Average Exercise Price
Options outstanding, beginning	$ 0.24	$ 0.31	$ 0
Options granted	0.12	0.16	0.31
Option Exercised	0.16
Option Expired	0.31
Options outstanding, ending	$ 0.13	$ 0.24	$ 0.31
Options outstanding, beginning	10,450,000	7,600,000	3,300,000
Options granted	(7,583,333)	7,700,000	4,300,000
Options outstanding, ending	9,834,428	10,450,000	7,600,000
Warrants
Weighted Average Exercise Price
Options outstanding, beginning	1,504,818	627,378	0
Options granted	1,916,000	877,440	627,378
Options Exercised	(489,850)
Options Expired	(627,068)
Options outstanding, ending	2,303,900	1,504,818	627,378